Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Schedule of Warrants Activity

The Company had the following activity related to shares underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price

Warrants outstanding March 15, 2018	-	$-
Granted	4,677,458	11.50
Cancelled or Expired	-	-
Exercised	-	-
Warrants outstanding March 31, 2018	4,677,458	$11.50

Schedule of Stock Option Activity

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at March 15, 2018	-	$-
Granted	3,687,762	11.10
Cancelled or terminated	(14,218)	11.10
Exercised	-	-
Options outstanding at March 31, 2018	3,673,544	$11.10	4.96	$-

Options exercisable at March 31, 2018	-	$-	-	$-

A summary of the option activity during the year ended December 31, 2017 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Options	Price		In Years	Value
Outstanding, December 31, 2016	75,561	$98.69
Granted	283,333	26.00
Forfeited	(75,561)	98.69
Outstanding, December 31, 2017	283,333	$22.77	(1)	9.2	$-

Exercisable, December 31, 2017	-	$-		-	$-

(1)	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.

Schedule of Assumptions Used in Black-Scholes Model to Options Issued

The grant date value of options granted during year ended December 31, 2017 was determined using the Black Scholes method with the following assumptions used:

For the Year Ended
December 31, 2017
Risk free interest rate	1.90% - 2.11%
Expected term (years)	6.17 - 6.25
Expected volatility	36%
Expected dividends	0.00%

Schedule of Stock Related to Stock Options

The following table presents information related to stock options at December 31, 2017:

Options Outstanding		Options Exercisable
Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$21.77	216,667	-	-
$26.00	66,666	-	-
	283,333	-	-